SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Summary of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2023 and 2022:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,		December 31,		December 31,
	2023	2022	2023	2022	2023	2022	2023	2022
Corporate debentures	$835,856	$986,803	$1,299	$180	$(16,582)	$(37,408)	$820,573	$949,574
U.S. Treasuries	51,207	42,317	93	96	(741)	(984)	50,559	41,428
U.S. Government Agencies	2,841	22,238	3	12	—	(968)	2,844	21,284
	$889,904	$1,051,358	$1,395	$288	$(17,323)	$(39,360)	$873,976	$1,012,286

Scheduled Maturities of Available-for-Sale Marketable Securities
The scheduled maturities of available-for-sale marketable securities as of December 31, 2023 are as follows:

	Amortized cost	Estimated fair value
Due within one year	$531,021	$518,153
Due after one year through five years	358,883	355,823
	$889,904	$873,976

Schedule of Unrealized Losses and Fair Values
Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2023 and 2022 are as indicated in the following tables:

	December 31, 2023
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$103,904	$(993)	$541,497	$(15,589)	$645,401	$(16,582)
U.S. Treasuries	12,369	(127)	29,249	(614)	41,618	(741)
	$116,273	$(1,120)	$570,746	$(16,203)	$687,019	$(17,323)

	December 31, 2022
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$404,393	$(14,198)	$508,180	$(23,210)	$912,573	$(37,408)
U.S. Treasuries	32,501	(984)	—	—	32,501	(984)
U.S. Government Agencies	3,344	(157)	15,195	(811)	18,539	(968)
	$440,238	$(15,339)	$523,375	$(24,021)	$963,613	$(39,360)